Auditors' remuneration (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration By Services [Line Items]
Auditor's remuneration		£ 48	£ 49	£ 43
Subsidiaries [member]
Auditors Remuneration By Services [Line Items]
Auditor's remuneration	[1]	27	27	21
Audit of the Group's annual accounts [Member]
Auditors Remuneration By Services [Line Items]
Auditor's remuneration		11	14	13
Other audit related fees [Member]
Auditors Remuneration By Services [Line Items]
Auditor's remuneration	[2]	8	4	7
Other services [member]
Auditors Remuneration By Services [Line Items]
Auditor's remuneration	[3]	£ 2	£ 4	£ 2

[1]

Comprises the fees for the statutory audit of the subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG or PwC in respect of the consolidated financial statements of the Company

[2]	Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority
[3]	Includes consultation on tax matters, tax advice relating to transactions a nd other tax planning and advice.